Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Net income	$ 214.1	$ 107.7
Adjustments to reconcile net income after tax to net cash provided by/(used in) operating activities:
Share compensation expense	8.8	5.3
Accretion, amortization and depreciation	(10.0)	(15.3)
Net realized and unrealized (gain)/loss on investments	4.1	(18.8)
Deferred tax expense	8.7	0.2
Net changes in assets and liabilities:
Accrued investment income	3.4	11.4
Premiums and other receivables	(744.6)	(467.5)
Amounts due from The Fidelis Partnership	(145.9)	(166.8)
Deferred reinsurance premiums	(163.2)	(238.5)
Reinsurance balances recoverable on paid losses	67.2	(88.4)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(125.3)	147.8
Deferred policy acquisition costs	(244.5)	(186.5)
Other assets	93.3	2.5
Reserves for losses and loss adjustment expenses	341.7	(866.0)
Unearned premiums	769.1	726.4
Reinsurance balances payable	65.9	245.9
Amounts due to The Fidelis Partnership	188.5	146.1
Other liabilities	50.2	17.4
Net cash provided by/(used in) operating activities	381.5	(637.1)
Investing activities
Purchase of available-for-sale securities	(2,458.5)	(1,293.8)
Proceeds from maturities of available-for-sale securities	555.1	506.7
Proceeds from sales of available-for-sale securities	1,488.9	1,591.8
Proceeds from sale of other investments	5.8	0.0
Purchase of other investments	(163.5)	(185.5)
Purchase of fixed assets	(0.9)	(1.0)
Net cash provided by/(used in) investing activities	(573.1)	618.2
Financing activities
Proceeds from issuance of debt, net of issuance costs	0.0	393.3
Dividends on common shares	(38.0)	(37.4)
Repurchase of common shares	(362.5)	(142.7)
Tax paid on withholding shares	(1.7)	(0.2)
Redemption of junior notes	(125.0)	0.0
Repurchase of preferred securities	0.0	(59.6)
Net cash provided by/(used in) financing activities	(527.2)	153.4
Effect of exchange rate changes on foreign currency cash	(2.5)	7.9
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(721.3)	142.4
Cash, restricted cash, and cash equivalents, beginning of period	1,247.6	946.6
Cash, restricted cash, and cash equivalents, end of period	526.3	1,089.0
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	446.1	892.5
Restricted cash and cash equivalents	80.2	196.5
Total cash, cash equivalents and restricted cash	$ 526.3	$ 1,089.0